Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Trade receivables	$ 7,216	$ 7,130	$ 10,203
Less: Allowances for credit losses	(1,822)	(3,407)	(620)
Total	$ 5,394	$ 3,723	$ 9,583